Summary of Condensed Cash Flow (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities	$ (1,011,462)	$ (645,726)
Net cash used in investing activities
Net cash provided by financing activities	400,000	100,000
Net decrease in cash	(650,435)	(376,746)
Parent Company [Member] | Reportable Legal Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities	(544,922)	(236,355)
Net cash used in investing activities
Net cash provided by financing activities	400,000	100,115
Net decrease in cash	$ (144,922)	$ (136,240)